FINANCE (COSTS)/INCOME - NET	12 Months Ended
Dec. 31, 2017
FINANCE (COSTS)/INCOME - NET [abstract]
Disclosure of finance income (cost)

17              30 FINANCE (COSTS)/INCOME - NET

	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Bank charges	(7,387)	(3,823)	(2,866)
Amortisation of interest for employee benefit obligations (Note 24)	(226)	-	-
Net foreign exchange (losses)/gains	3,005	6,374	(7,304)
	(4,608)	2,551	(10,170)